Trading Properties (Details Narrative) $ in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ARS ($)
Net book value	$ 801	$ 865
Contractual obligation amount	$ 906		$ 1,039